Pruco Life Insurance Company of New Jersey	Thomas C. Castano
Vice President and Corporate Counsel
Law Department

Pruco Life Insurance Company

of New Jersey

213 Washington Street
Newark, NJ 07102-2992
(973) 802-4708 fax: (973) 802-9560

May 1, 2007

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Pruco Life of New Jersey Variable Contract Real Property Account

(Registration No. 33-20018)

Ladies and Gentlemen:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus contained in Post-Effective Amendment No. 20 and (ii) the text of Post-Effective Amendment No. 20 was filed electronically on April 4, 2007 (Accession No. 0000829114-07-000003).

By:	______/s/_______________________
Thomas C. Castano
Vice President and Corporate Counsel
Pruco Life Insurance Company of New Jersey

via EDGAR